DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 334 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 618,411,503	$ 534,913,161	$ 457,641,083
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	0	(277,884)
Net assets available for benefits per Form 5500	$ 618,411,503	$ 534,635,277